Net defined benefit assets (liability) - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) wk	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of net defined benefit asset (liability) [line items]
Actuarial gain (loss) recognized in other comprehensive income | $	$ (6.4)	$ 2.1	$ 7.2
Duration of defined benefit plan obligation	9 years 7 months 6 days
Seniority Premium Plan
Disclosure of net defined benefit asset (liability) [line items]
Number of weeks salary per years of service | wk	1
Average of monthly base salary, number of years	5 years